Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2023		Dec. 31, 2022
Lease income—net investment in leases
Interest income	¥ 22,407		¥ 20,283		¥ 65,732		¥ 60,219
Other	746		721		2,395		1,868
Lease income—operating leases	131,487	[1]	119,616	[1]	391,436	[2]	368,760	[2]
Total lease income	¥ 154,640		¥ 140,620		¥ 459,563		¥ 430,847
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues		Revenues		Revenues		Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥596 million and ¥2,679 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,980 million and ¥7,022 million, for the three months ended December 31, 2022 and 2023, respectively.
[2]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥13,083 million and ¥12,745 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥26,070 million and ¥24,748 million, for the nine months ended December 31, 2022 and 2023, respectively.